Wade C. DeArmond
Assistant General Counsel and
Assistant Secretary

720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-6725 office
(414) 625-6725 fax
wadedearmond@northwesternmutual.com

June 5, 2025
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-8629
Re: NML Variable Annuity Account A (Fee Based)
Post-Effective Amendment No. 24 to
Form N-4 Registration Statement
File Nos.: 333-133380, 811-21887
EDGAR CIK: 0000790162
Dear Commissioners:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated July 1, 2025, for the above-reference entity do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 24 to the Registration Statement on Form N-4. The Registration Statement was filed electronically via EDGAR on June 2, 2025.
This filing is being effected by direct transmission to the Commission’s EDGAR System.
Very truly yours,
/s/ Wade C. DeArmond

Wade C. DeArmond
Assistant General Counsel and
Assistant Secretary